Expense Example	Oct. 28, 2026 USD ($)
James Small Cap Fund | James Small Cap Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 154
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	1,802
JAMES MICRO CAP FUND | JAMES MICRO CAP FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,813
James Aggressive Allocation Fund | James Aggressive Allocation Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
Retail Class [Member] | James Balanced: Golden Rainbow Fund | James Balanced: Golden Rainbow Fund Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
Institutional Class [Member] | James Balanced: Golden Rainbow Fund | James Balanced: Golden Rainbow Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	$ 1,190